CASH AND CASH EQUIVALENTS (Schedule of Cash and Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash for immediate withdrawal in USD	$ 2,069	$ 2,609
Cash for immediate withdrawal in NIS	3,415	748
Cash for immediate withdrawal in Euro and other currencies	326	78
Cash and cash equivalents	$ 5,810	$ 3,435	$ 3,236	$ 10,221